9. Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
Office premises | $		$ 1,866		$ 1,866
Leasehold improvements | $		160		160
Furniture, fixtures and office equipment | $		637		627
Motor vehicles | $		155		155
Testing equipment | $		30		30
Gross | $		2,848		2,838
Less: Accumulated depreciation | $		(2,037)		(1,949)
Net | $		$ 811		$ 889
ZHEJIANG TIANLAN
Office premises	¥ 47,091		¥ 47,092
Furniture, fixtures and office equipment	9,629		8,511
Motor vehicles	3,682		3,258
Plant and machineries	715		711
Construction in progress	115,645		437
Gross	176,762		60,009
Less: Accumulated depreciation	(14,838)		(11,918)
Net	161,924		48,091
ZHEJIANG JIAHUAN
Motor vehicles	1,124		1,125
Buildings	34,493		33,707
Plant and machineries	7,780		7,938
Office equipment	2,936		2,899
Gross	46,333		45,669
Less: Accumulated depreciation	(20,475)		(18,067)
Net	¥ 25,858		¥ 27,602